OPERATING SEGMENTS (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Revenue (External)	R 6,239.7	R 5,496.3	R 5,118.5
Cash operating costs	(4,193.3)	(3,688.1)	(3,463.8)
Movement in gold in process and finished inventories - Gold Bullion	34.9	10.8	30.4
Segment operating profit	2,081.3	1,819.0	1,685.1
Additions to property, plant and equipment	(3,113.9)	(1,030.9)	(598.4)
Segment operating profit	2,081.3	1,819.0	1,685.1
Depreciation	(270.4)	(217.5)	(267.6)
Change in estimate of environmental rehabilitation recognised in profit or loss	11.6	7.1	2.2
Ongoing rehabilitation expenditure	(16.1)	(26.8)	(31.6)
Care and maintenance	2.5	(0.4)	(5.9)
Other operating costs	0.9	3.9	(5.2)
Other income	2.0	10.4	91.3
Administration expenses and other costs	(199.3)	(172.9)	(161.2)
Finance income	280.8	334.3	225.8
Finance expense	(76.4)	(70.7)	(74.8)
Current tax	(99.7)	(286.3)	(261.6)
Deferred tax	(388.5)	(118.7)	(72.7)
Profit for the year	1,328.7	1,281.4	1,123.8
Reconciliation of cost of sales to cash operating costs
Cost of sales	(4,429.9)	(3,911.0)	(3,741.5)
Depreciation	270.4	217.5	267.6
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(11.6)	(7.1)	(2.2)
Movement in gold in process and finished inventories - Gold Bullion	(34.9)	(10.8)	(30.4)
Ongoing rehabilitation expenditure	16.1	26.8	31.6
Care and maintenance	(2.5)	0.4	5.9
Other operating costs	(0.9)	(3.9)	5.2
Cash operating costs	(4,193.3)	(3,688.1)	(3,463.8)
Operating segments | Ergo
Disclosure of operating segments [line items]
Revenue (External)	4,524.9	4,108.6	3,704.9
Cash operating costs	(3,571.0)	(3,183.2)	(3,009.8)
Movement in gold in process and finished inventories - Gold Bullion	37.5	(1.8)	35.2
Segment operating profit	991.4	923.6	730.3
Additions to property, plant and equipment	(2,354.6)	(816.0)	(436.2)
Segment operating profit	991.4	923.6	730.3
Depreciation	(138.7)	(120.6)	(134.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	11.1	6.2	2.3
Ongoing rehabilitation expenditure	(13.0)	(24.7)	(30.1)
Care and maintenance	0.0	0.0	0.0
Other operating costs	0.9	3.9	(4.9)
Other income	0.6	0.1	70.1
Administration expenses and other costs	(10.6)	(8.3)	(7.7)
Finance income	51.8	34.4	22.4
Finance expense	(60.9)	(58.7)	(58.8)
Current tax	5.4	(51.1)	(12.9)
Deferred tax	(205.1)	(73.8)	(45.3)
Profit for the year	632.9	631.0	530.9
Reconciliation of cost of sales to cash operating costs
Cost of sales	(3,673.2)	(3,320.2)	(3,141.8)
Depreciation	138.7	120.6	134.5
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(11.1)	(6.2)	(2.3)
Movement in gold in process and finished inventories - Gold Bullion	(37.5)	1.8	(35.2)
Ongoing rehabilitation expenditure	13.0	24.7	30.1
Care and maintenance	0.0	0.0	0.0
Other operating costs	(0.9)	(3.9)	4.9
Cash operating costs	(3,571.0)	(3,183.2)	(3,009.8)
Operating segments | FWGR
Disclosure of operating segments [line items]
Revenue (External)	1,714.8	1,387.7	1,413.6
Cash operating costs	(622.3)	(504.9)	(454.0)
Movement in gold in process and finished inventories - Gold Bullion	(2.6)	12.6	(4.8)
Segment operating profit	1,089.9	895.4	954.8
Additions to property, plant and equipment	(756.6)	(209.8)	(162.2)
Segment operating profit	1,089.9	895.4	954.8
Depreciation	(129.5)	(95.8)	(131.6)
Change in estimate of environmental rehabilitation recognised in profit or loss	0.2	0.0	0.0
Ongoing rehabilitation expenditure	(2.1)	(1.7)	(1.5)
Care and maintenance	0.0	0.0	0.0
Other operating costs	0.0	0.0	(0.2)
Other income	1.3	10.2	21.2
Administration expenses and other costs	(5.5)	(2.9)	(13.8)
Finance income	53.9	31.8	19.0
Finance expense	(11.7)	(9.7)	(10.8)
Current tax	(92.5)	(201.9)	(237.3)
Deferred tax	(183.7)	(47.9)	(29.6)
Profit for the year	720.3	577.5	570.2
Reconciliation of cost of sales to cash operating costs
Cost of sales	(756.3)	(589.8)	(592.1)
Depreciation	129.5	95.8	131.6
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(0.2)	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion	2.6	(12.6)	4.8
Ongoing rehabilitation expenditure	2.1	1.7	1.5
Care and maintenance	0.0	0.0	0.0
Other operating costs	0.0	0.0	0.2
Cash operating costs	(622.3)	(504.9)	(454.0)
Other reconciling items
Disclosure of operating segments [line items]
Revenue (External)	0.0	0.0	0.0
Cash operating costs	0.0	0.0	0.0
Movement in gold in process and finished inventories - Gold Bullion	0.0	0.0	0.0
Segment operating profit	0.0	0.0	0.0
Additions to property, plant and equipment	(2.7)	(5.1)	0.0
Segment operating profit	0.0	0.0	0.0
Depreciation	(2.2)	(1.1)	(1.5)
Change in estimate of environmental rehabilitation recognised in profit or loss	0.3	0.9	(0.1)
Ongoing rehabilitation expenditure	(1.0)	(0.4)	0.0
Care and maintenance	2.5	(0.4)	(5.9)
Other operating costs	0.0	0.0	(0.1)
Other income	0.1	0.1	0.0
Administration expenses and other costs	(183.2)	(161.7)	(139.7)
Finance income	175.1	268.1	184.4
Finance expense	(3.8)	(2.3)	(5.2)
Current tax	(12.6)	(33.3)	(11.4)
Deferred tax	0.3	3.0	2.2
Profit for the year	(24.5)	72.9	22.7
Reconciliation of cost of sales to cash operating costs
Cost of sales	(0.4)	(1.0)	(7.6)
Depreciation	2.2	1.1	1.5
Change in estimate of environmental rehabilitation recognised in profit or loss (a)	(0.3)	(0.9)	0.1
Movement in gold in process and finished inventories - Gold Bullion	0.0	0.0	0.0
Ongoing rehabilitation expenditure	1.0	0.4	0.0
Care and maintenance	(2.5)	0.4	5.9
Other operating costs	0.0	0.0	0.1
Cash operating costs	R 0.0	R 0.0	R 0.0